                                                Annual Report April 30, 2002



OPPENHEIMER
REAL ESTATE FUND

                                                [LOGO]OPPENHEIMERFUNDS/R/
                                                THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS

       CONTENTS

2.    Letter to Shareholders

3.    An Interview with Your
      Fund's Manager

5.    Financial Statements

15.   Report of Independent
      Auditors

16.   Federal Income Tax
      Information

17.   Officers and Trustees

21.   Privacy Policy Notice




FUND STRATEGY
Oppenheimer Real Estate Fund seeks total return through investment in real estate securities.




CUMULATIVE TOTAL RETURNS
For the Period Ended 4/30/02*
-----------------------------

                  Without           With
                  Sales Charge      Sales Charge
Class A           5.10%             -0.94%

*Cumulative returns are from the Fund's inception on March 4, 2002.










Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the period shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1 Oppenheimer Real Estate Fund

LETTER TO SHAREHOLDERS




JOHN V. MURPHY
President
Oppenheimer
Real Estate Fund

DEAR SHAREHOLDER,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
         For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank has provided, the market has refocused on the importance of company fundamentals across all industries.
         The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
         While the volatility of the economy may be beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds. Fund communications, including this Report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
         This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
         In the face of adversity, we stood strong and proud. And despite the challenges we have faced, we have come together as never before with a greater sense of strength and resolve.
         I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.

Sincerely,

John V. Murphy
May 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

2 Oppenheimer Real Estate Fund

AN INTERVIEW WITH YOUR FUND'S MANAGER


PORTFOLIO MANAGER
Scott Westphal, CFA
Cornerstone Real Estate Advisers, Inc.

Narrative by Your Fund's Portfolio Manager

Oppenheimer Real Estate Fund was launched on March 4, 2002 to allow investors to take advantage of the unique return characteristics of publicly traded real estate securities. Oppenheimer Real Estate Fund is sub-advised by Cornerstone Real Estate Advisers, Inc., which manages over $5 billion of residential and commercial real estate. Over 90% of the Fund's investments are in publicly traded Real Estate Investment Trusts ("REITs"). REITs are corporations or trusts that are engaged in the business of the acquisition, operation and development of commercial and residential real estate. The REIT universe consists of 12 different property sectors that represent virtually all types of real estate. The balance of the Fund's investment portfolio is in publicly traded real estate operating companies ("REOCs").

REITs are typically not subject to U.S. income tax providing they adhere to specific regulations. REITs are required to pay out 90% of their taxable income in the form of a dividend. Due to this requirement, REITs typically have a current yield of 7% to 8%. A portion of the dividend is usually deemed a return of capital, and accordingly is not subject to federal income tax. Total returns of REITs have historically had a low correlation to the broader equity market and bond market, thus they can be a good source of diversification in a mixed asset portfolio. This low correlation is attributed to the long-term leases that comprise the majority of revenue for most REITs.

3 Oppenheimer Real Estate Fund

Financials



4 Oppenheimer Real Estate Fund



STATEMENT OF INVESTMENTS        APRIL 30, 2002


                                                                                                                     MARKET VALUE
                                                                                                SHARES               SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.0%
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.5%
--------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.2%
Starwood Hotels & Resorts Worldwide, Inc.                                                        8,400               $  317,520
--------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--10.3%
Apartment Investment & Management Co.                                                            4,300                  211,130
--------------------------------------------------------------------------------------------------------------------------------
Mid-Atlantic Realty Trust                                                                       14,500                  232,000
--------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                                             4,900                  186,053
                                                                                                              ------------------
                                                                                                                        629,183
--------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--80.5%
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--80.5%
AMB Property Corp.                                                                               6,900                  193,476
--------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                                      4,100                  195,447
--------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                         4,900                  157,388
--------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                                5,600                  204,960
--------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group, Inc.                                                                     3,900                  235,755
--------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                               15,400                  207,746
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                             10,300                  227,630
--------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                                                              1,500                   50,505
--------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                                                  4,100                  187,493
--------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                                                                           11,700                  227,565
--------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                                    7,900                  239,370
--------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York, Inc.                                                                5,600                  201,712
--------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                                                     5,500                  187,000
--------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                                                                             9,300                  106,671
--------------------------------------------------------------------------------------------------------------------------------
IStar Financial, Inc.                                                                            6,700                  208,370
--------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.                                                                       9,800                  171,990
--------------------------------------------------------------------------------------------------------------------------------
Mills Corp.                                                                                      5,100                  140,352
--------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                                              6,900                  218,661
--------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.                                                                  7,700                  187,880
--------------------------------------------------------------------------------------------------------------------------------
Rouse Co. (The)                                                                                  6,400                  207,104
--------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                                 14,200                  204,338
--------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                       5,500                  185,625
--------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                            5,300                  186,030
--------------------------------------------------------------------------------------------------------------------------------
TrizecHahn Corp.                                                                                16,400                  254,364
--------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                               6,000                  100,200
--------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                             5,400                  238,140
                                                                                                              ------------------
                                                                                                                      4,925,772
                                                                                                              ------------------
Total Common Stocks (Cost $5,737,375)                                                                                 5,872,475





 5  Oppenheimer Real Estate Fund



STATEMENT OF INVESTMENTS       CONTINUED

                                                                                              PRINCIPAL              MARKET VALUE
                                                                                              AMOUNT                 SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.9%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc.,
1.83%, dated 4/30/02, to be repurchased at $182,009 on 5/1/02, collateralized by U.S. Treasury Nts., 3.375%, 4/30/04, with a value of $93,319 and U.S. Treasury Bills, 5/2/02--5/23/02,
with a value of $92,486 (Cost $182,000)                                                       $182,000               $  182,000

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,919,375)                                                     98.9%               6,054,475
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                    1.1                   65,214
                                                                                          -------------       ------------------
NET ASSETS                                                                                       100.0%              $6,119,689
                                                                                          =============       ==================



See accompanying Notes to Financial Statements.





 6  Oppenheimer Real Estate Fund


STATEMENT OF ASSETS AND LIABILITIES



--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $5,919,375) - see accompanying statement                                                 $6,054,475
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        815
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                        416,070
Receivable due from the Manager                                                                                          17,000
Interest and dividends                                                                                                   11,982
                                                                                                                 ---------------
Total assets                                                                                                          6,500,342

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES Payables and other liabilities:
Investments purchased                                                                                                   353,954
Professional fees                                                                                                        22,000
Trustees' compensation                                                                                                    4,000
Other                                                                                                                       699
                                                                                                                 ---------------
Total liabilities                                                                                                       380,653

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                           $6,119,689
                                                                                                                 ===============

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                      $5,852,426
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                        47,350
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                                 84,813
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                              135,100
                                                                                                                 ---------------
NET ASSETS                                                                                                           $6,119,689
                                                                                                                 ===============

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
CLASS A SHARES:
Net asset value and redemption price per share (based on net assets of $6,119,689 and 582,407 shares
of beneficial interest outstanding)                                                                                      $10.51
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                          $11.15


See accompanying Notes to Financial Statements.








 7  Oppenheimer Real Estate Fund

STATEMENT OF OPERATIONS    FOR THE PERIOD ENDED APRIL 30, 2002(1)






--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                                          $     63,438
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                  2,642
                                                                                                                   -------------
Total investment income                                                                                                  66,080

--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                           8,830
--------------------------------------------------------------------------------------------------------------------------------
Professional fees                                                                                                        22,000
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                    4,000
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees                                                                                        2,207
--------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                200
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                 149
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                       700
                                                                                                                   -------------
Total expenses                                                                                                           38,086
Less voluntary waiver/reimbursement of expenses by the Manager                                                          (19,207)
Less reduction to custodian expenses                                                                                       (149)
                                                                                                                   -------------
Net expenses                                                                                                             18,730

--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                    47,350

--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                                                                        101,415
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                    135,100
                                                                                                                   -------------
Net realized and unrealized gain                                                                                        236,515

--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $    283,865
                                                                                                                   =============



1. For the period from March 4, 2002 (commencement of operations) to April 30, 2002.

See accompanying Notes to Financial Statements.





 8  Oppenheimer Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS



                                                                                                                  FOR THE PERIOD
                                                                                                                  ENDED APRIL 30,
                                                                                                                  2002(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                             $   47,350
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                    101,415
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                                135,100
                                                                                                        ---------------------
Net increase in net assets resulting from operations                                                                 283,865

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions                                         5,735,824

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     6,019,689
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                  100,000(2)
                                                                                                        ---------------------
End of period (including accumulated net investment income of $47,350)                                            $6,119,689
                                                                                                        =====================


1. For the period from March 4, 2002 (commencement of operations) to April 30, 2002.
2. Reflects the value of the Manager's initial seed money investment on February 8, 2002.

See accompanying Notes to Financial Statements.





 9  Oppenheimer Real Estate Fund

FINANCIAL HIGHLIGHTS

                                                                                                                   CLASS A
                                                                                                                   -----------------
                                                                                                                   PERIOD ENDED
                                                                                                                   APRIL 30, 2002(1)
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                                                                   $10.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                                                                                     .08
Net realized and unrealized gain                                                                                          .43
                                                                                                          --------------------
Total income from investment operations                                                                                   .51
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                         $10.51
                                                                                                          ====================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                                                                      5.10%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                                                               $6,120
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                                      $5,662
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                                                    5.26%
Expenses                                                                                                                 4.23%
Expenses, net of voluntary waiver/reimbursement of expenses by the Manager                                               2.08%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                                    75%


1. For the period from March 4, 2002 (commencement of operations) to April 30, 2002.
2. Assumes an investment at net asset value at the commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.





10  Oppenheimer Real Estate Fund

NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Real Estate Fund (the Fund), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return through investment in real estate securities. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Cornerstone Real Estate Advisers, Inc., an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent company of the Manager. As of April 30, 2002, the Manager and its affiliate owned 88% of Class A shares. The Fund commenced operations on March 4, 2002.

The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited. The Fund, together with other register investment companies having management agreements with the Manager or it affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At April 30, 2002, the Fund has an undivided interest in the repurchase agreement in the following joint account which equaled $182,000 in principal amount. At April 30, 2002, the following repurchase agreement held in this joint account was fully collateralized by U.S. Treasury Notes and U.S. Treasury Bills.


REPURCHASE                        PRINCIPAL          INTEREST    MATURITY   AMORTIZED       MATURITY
AGREEMENT                         AMOUNT             RATE        DATE       COST            VALUE
-------------------------------------------------------------------------------------------------------
Banc One Capital Markets, Inc.    $124,393,000       1.83%       5/1/02     $124,393,000    $124,399,323


FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. Therefore, no federal income or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. Capital gain distributions, if any, are declared and paid annually.


11  Oppenheimer Real Estate Fund

NOTES TO FINANCIAL STATEMENTS   CONTINUED




1.  SIGNIFICANT ACCOUNTING POLICIES Continued
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

In addition, distributions paid by the Fund's investments in real estate investment trusts ("REITS") often include a "return of capital" which is recorded by the Fund as a reduction of the cost basis of securities held. The Internal Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

During the period ended April 30, 2002, amounts have been reclassified to reflect an increase in paid-in capital of $16,602. Accumulated net realized gain on investments was decreased by the same amount. This reclassification includes $16,602 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.

As of April 30, 2002, the components of accumulated earnings on a tax basis and a book basis were the same.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.







12  Oppenheimer Real Estate Fund

NOTES TO FINANCIAL STATEMENTS   CONTINUED

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                       PERIOD ENDED APRIL 30, 2002(1)(2)
                                                        SHARES       AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                                                   583,082                $5,842,955
Redeemed                                              (10,675)                 (107,131)
                                                      --------                ----------
Net increase                                           572,407                $5,735,824
                                                      ========                ==========


(1) For the period from March 4, 2002 (commencement of operations) to April 30, 2002.
(2) The Fund sold 10,000 shares to the Manager upon seeding of the Fund on February 8, 2002.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2002, were $9,915,836 and $4,279,876, respectively.

As of April 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $5,919,375 was composed of:


Gross unrealized appreciation                                          $ 171,376
Gross unrealized depreciation                                            (36,276)
                                                                       ---------
Net unrealized appreciation                                            $ 135,100
                                                                       =========


4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the average net assets of the Fund. The Fund's management fee for the period ended April 30, 2002 was an annualized rate of 1.00%. For the period ended April 30, 2002, expenses in the amount of $19,207 were voluntarily waived/reimbursed by the Manager.

SUB-ADVISOR FEES. The Manager pays Cornerstone Real Estate Advisers, Inc. (the Sub-Advisor) a monthly fee based on the fee schedule set forth in the Prospectus. For the period ended April 30, 2002, the Manager paid $1,565 to the Sub-Advisor.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average net assets per annum. This undertaking may be amended or withdrawn at any time.

OFFERING AND ORGANIZATIONAL FEES. The Manager assumed all offering and organizational fees associated with the registration and seeding of the Fund.


13  Oppenheimer Real Estate Fund

NOTES TO FINANCIAL STATEMENTS   CONTINUED

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

The Fund has adopted a Service Plan for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the class.

CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the period ended April 30, 2002, payments under the Class A plan totaled $2,207 prior to the voluntary waiver of all such current period fees by the Manager, all of which were paid by the Distributor to recipients, none of which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.











14  Oppenheimer Real Estate Fund

REPORT OF INDEPENDENT AUDITORS




To the Shareholders and Board of Trustees of Oppenheimer Real Estate Fund

We have audited the accompanying statement of assets and liabilities of Oppenheimer Real Estate Fund (the "Fund"), including the statement of investments, as of April 30, 2002, and the related statements of operations and changes in net assets and the financial highlights for the period from March 4, 2002 (commencement of operations) to April 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Real Estate Fund at April 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from March 4, 2002 to April 30, 2002, in conformity with accounting principles generally accepted in the United States.


                                             /S/ERNST & YOUNG LLP

New York, New York
June 5, 2002











15  Oppenheimer Real Estate Fund

FEDERAL INCOME TAX INFORMATION   (UNAUDITED)




In early 2003, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




16  Oppenheimer Real Estate Fund

OFFICERS AND TRUSTEES UNAUDITED



--------------------------------------------------------------------------------

         OFFICERS AND TRUSTEES              John V. Murphy, President, Trustee and
                                                   Chairman of the Board of Trustees
                                            Ronald J. Abdow, Trustee
                                            Eustis Walcott, Trustee
                                            Joseph M. Wikler, Trustee
                                            Peter I. Wold, Trustee
                                            Robert G. Zack, Secretary
                                            Brian W. Wixted, Treasurer and
                                                   Principal Financial and Accounting Officer
                                            Dina C. Lee, Assistant Secretary
                                            Katherine P. Feld, Assistant Secretary
                                            Kathleen T. Ives, Assistant Secretary



--------------------------------------------------------------------------------

NAME, ADDRESS,(1) AGE,                      PRINCIPAL OCCUPATION(S) DURING PAST 5
POSITION(S) HELD WITH FUND                  YEARS AND OTHER TRUSTEESHIPS HELD BY TRUSTEE
AND LENGTH OF TIME SERVED(2)

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

RONALD J. ABDOW, Trustee (since 2002)       President, Abdow Corporation (operator of restaurants): Trustee, Abdow G&R Trust
Age: 70                                     and Abdow Co. (owners and operators of restaurant properties); Partner, Abdow
                                            Partnership, Abdow Auburn Associates and Abdow Hazard Associates (owners and operators of restaurant properties); Chairman, Western Mass Development Corp;
                                            Chairman, American International College; Trustee (since 1993) of MML Series
                                            Investment Fund and Trustee (since 1994) of MassMutual Institutional Funds
                                            (open-end investment companies).

JOSEPH M. WIKLER, Trustee (since 2002)      Self-employed as an investment consultant; a director of Lakes Environmental
Age: 60                                     Association (since 1996), and Medintec (since 1992) and Cathco (since 1995)
                                            (medical device companies); and a member of the investment committee of the
                                            Associated Jewish Charities of Baltimore (since 1994); formerly a director of
                                            Fortis/Hartford mutual funds (1994 - December 2001).

PETER I. WOLD, Trustee (since 2002)         President of Wold Properties, Inc. (an oil and gas exploration and production
Age: 53                                     company); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production); Vice President of Wold Talc Company, Inc. (talc mining); Managing Member, Hole-in-the-Wall Ranch (cattle ranching); formerly
                                            Director and Chairman of the Board, Denver Branch of the Federal Reserve Bank of
                                            Kansas City (1993-1999) and Director of PacifiCorp. (1995 - 1999), an electric utility.


INTERESTED TRUSTEE

EUSTIS WALCOTT,(3) Trustee (since 2002)     Principal with Ardsley Associates (since August 2000) (consulting firm); formerly
Age: 64                                     Senior Vice President, MassMutual Financial Group (May 1990 - July 2000).


17  Oppenheimer Real Estate Fund


OFFICERS AND TRUSTEES



   INTERESTED TRUSTEE AND OFFICER

   JOHN V. MURPHY, President,(4) Trustee      Chairman, Chief Executive Officer and director (since June 2001) and President
   and Chairman of the Board Trustees         (since September 2000) of OppenheimerFunds, Inc., (the "Manager"); President and
   (since 2002)                               a trustee of other Oppenheimer funds; President and a director (since July 2001)
   Age: 52                                    of Oppenheimer Acquisition Corp., the Manager's parent holding company, and of
                                              Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the
                                              Manager; Director (since November 2001) of OppenheimerFunds Distributor, Inc., a
                                              subsidiary of the Manager; Chairman and a director (since July 2001) of
                                              Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of
                                              OppenheimerFunds Legacy Program, a charitable trust program established by the
                                              Manager; a director of the following investment advisory subsidiaries of the
                                              Manager: OAM Institutional, Inc. and Centennial Asset Management Corporation
                                              (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                              Investments, Inc. (since July 2002); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc., an
                                              investment advisor subsidiary of the Manager; a director (since November 2001) of
                                              Trinity Investment Management Corp. and Tremont Advisers, Inc., investment advisory affiliates of the Manager; Executive Vice President (since February
                                              1997) of Massachusetts Mutual Life Insurance Company, the Manager's parent company; a director (since June 1995) of DBL Acquisition Corporation.

                                              Formerly Chief Operating Officer (from September 2000 to June 2001) of the Manager;
                                              President and trustee (from November 1999 to November 2001) of MML Series Investment
                                              Fund and MassMutual Institutional Funds, open-end investment companies; a director
                                              (from September 1999 to August 2000) of C.M. Life Insurance Company; President, Chief
                                              Executive Officer and director (from September 1999 to August 2000) of MML Bay State
                                              Life Insurance Company; a director (from June 1989 to June 1998) of Emerald Isle
                                              Bancorp and Hibernia Savings Bank, wholly-owned subsidiary of Emerald Isle Bancorp;
                                              Executive Vice President Director and Chief Operating officer (from June 1995 to
                                              January 1997) of David L. Babson & Co., Inc., an investment advisor; Chief Operating
                                              Officer (from March 1993 to December 1996) of Concert Capital Management, Inc., an
                                              investment advisor.


   OFFICERS

   BRIAN W. WIXTED, Treasurer, Principal      Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
   Financial and Accounting Officer           (since March 1999) of HarbourView Asset Management Corporation, Shareholder
   (since 2002)                               Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
   Age: 42                                    Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI
                                              Private Investments, Inc. (since March 2000) and of OppenheimerFunds
                                              International Ltd. and Oppenheimer Millennium Funds plc (since May 2000);
                                              Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust
                                              Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.;
                                              an officer of other Oppenheimer funds; formerly Principal and Chief Operating
                                              Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 -
                                              March 1999); Vice President and Chief Financial Officer of CS First Boston
                                              Investment Management Corp. (September 1991 - March 1995).

  ROBERT G. ZACK, Secretary (since 2002)      Senior Vice President (since May 1985) and Acting General Counsel (since November
  Age: 53                                     2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since
                                              May 1985), Shareholder Financial Services, Inc. (since November 1989);
                                              OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since
                                              October 1997); an officer of other Oppenheimer funds.

   KATHLEEN T. IVES, Assistant Secretary      Vice President and Assistant Counsel of the Manager (since June 1998); an officer
   (since 2002)                               of other Oppenheimer funds; formerly an Assistant Vice President and Assistant
   Age: 36                                    Counsel of the Manager (August 1997 - June 1998); and Assistant Counsel of the
                                              Manager (August 1994-August 1997).





18  Oppenheimer Real Estate Fund


OFFICERS AND TRUSTEES



   KATHERINE P. FELD, Assistant Secretary     Vice President and Senior Counsel of the Manager (since July 1999); an officer of
   (since 2002)                               other Oppenheimer funds; formerly a Vice President and Associate Counsel of the
   Age: 43                                    Manager (June 1990 - July 1999).

   DINA C. LEE, Assistant Secretary (since    Assistant Vice President and Assistant Counsel of the Manager (since December
   2002)                                      2000); Formerly an attorney and Assistant Secretary of Van Eck Global (until
   Age: 31                                    December 2000).






         THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

         EACH TRUSTEE IS A TRUSTEE OR DIRECTOR OF 3 PORTFOLIOS IN THE OPPENHEIMER FUND COMPLEX, EXCEPT AS FOLLOWS: MR. MURPHY (62).

         1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for Messrs. Murphy, Zack and Mss. Feld and Lee is 498 Seventh Avenue, New York, New York 10018.
         2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
         3. Mr. Walcott is an "interested trustee" by virtue of his former position as an officer of the Manager's parent company.
         4. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

19  Oppenheimer Real Estate Fund

OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
             Investment Advisor           OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
             Sub-Advisor                  Cornerstone Real Estate Advisers, Inc.
--------------------------------------------------------------------------------
             Distributor                  OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
             Transfer and
             Shareholder Servicing
             Agent                        OppenheimerFunds Services
--------------------------------------------------------------------------------
             Custodian of Portfolio
             Securities                   Citibank, N.A.
--------------------------------------------------------------------------------
             Independent Auditors  Ernst & Young LLP
--------------------------------------------------------------------------------
             Legal Counsel                Mayer, Brown, Rowe and Maw



                                          Oppenheimer funds are distributed by
                                          OppenheimerFunds Distributor, Inc.,
                                          498 Seventh Avenue, New York,  NY
                                          10018.

                                          In reviewing performance, please
                                          remember that past performance does
                                          not guarantee future results.
                                          Investment return and principal value
                                          of an investment in the Fund will
                                          fluctuate so that an investor's
                                          shares, when redeemed, may be worth
                                          more or less than the original cost.
                                          Because of ongoing market volatility,
                                          the Fund's performance has been
                                          subject to short-term fluctuations and
                                          current performance may be less than
                                          the results shown. For quarterly
                                          updates on the Fund's performance,
                                          please contact your financial advisor,
                                          call us at 1-800-525-7048 or visit the
                                          Oppenheimer website at
                                          www.oppenheimerfunds.com.


                                          (C) Copyright 2002 OppenheimerFunds,
                                          Inc.  All rights reserved.

20  Oppenheimer Real Estate Fund

PRIVACY POLICY NOTICE

     As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

     INFORMATION SOURCES
     We obtain nonpublic personal information about our shareholders from the following sources:
     o  Applications or other forms
     o  When you create a user ID and password for online account access
     o  When you enroll in eDocs Direct
     o  Your transactions with us, our affiliates or others
     o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

     If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

     We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

     PROTECTION OF INFORMATION
     We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

     DISCLOSURE OF INFORMATION
     We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

     RIGHT OF REFUSAL
     We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

     SECURITY
     In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
     o Account access
     o Create a user ID and profile
     o User profile
     o eDocs Direct, our electronic document delivery service

21  Oppenheimer Real Estate Fund

PRIVACY POLICY NOTICE

     To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

     EMAILS AND ENCRYPTION
     As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.

     o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
     o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
     o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

     OTHER SECURITY MEASURES
     We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

     HOW YOU CAN HELP
     You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.



--------------------------------------------------------------------------------
     This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.

22  Oppenheimer Real Estate Fund

INFORMATION AND SERVICES

         GET THIS REPORT ONLINE!
         With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at www.oppenheimerfunds.com.


                INTERNET
                24-hr access to account information and transactions(1) WWW.OPPENHEIMERFUNDS.COM

                GENERAL INFORMATION
                Mon-Fri 8am-9pm ET
                Sat (January-April): 10am-4pm ET
                1.800.525.7048

                PHONELINK(1)
                24 hr-automated information and automated transactions 1.800.CALL OPP (1.800.225.5677)

                TRANSFER AND SHAREHOLDER SERVICING AGENT
                OppenheimerFunds Services
                P.O. Box 5270, Denver, CO 80217-5270


         1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.












                                                     [LOGO]OPPENHEIMERFUNDS/R/
                                                              DISTRIBUTOR, INC.


         RA0590.001.0402            June 28, 2002